Consolidation of subsidiaries (Details Text) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2020	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity			R$ 14,639,570	R$ 14,668,372		R$ 13,240,685		R$ 11,842,126
FIDC
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity			R$ 4,451,003	R$ 4,958,822
Ownership		20.00%	100.00%	100.00%
PagSeguro Digital [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership		5.00%
MOIP
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity			R$ 705,681	R$ 689,110
Ownership	100.00%		100.00%	100.00%
Paginvest Corretora
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity			R$ 12,792	R$ 16,843			R$ 15,000
Ownership			99.99%	99.99%
Paginvest Corretora | Top of range
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity							R$ 13,000
Banco Seguro
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity			R$ 1,429,839	R$ 895,262	R$ 500,000
Ownership			100.00%	99.99%
BS Holding
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity			R$ 3,589,739	R$ 934,682
Proportion of ownership interest transferred			75.00%
Ownership			100.00%	100.00%